Entity Level Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenues	$ 1,466	$ 1,096	$ 843
Israel [Member]
Statement Line Items [Line Items]
Revenues	988	823	590	[1]
USA [Member]
Statement Line Items [Line Items]
Revenues	353	227	243	[1]
Other [Member]
Statement Line Items [Line Items]
Revenues	$ 125	$ 46	$ 10	[1]

[1]	The Company has initially applied IFRS 15 using the modified retrospective approach, the comparative information is not restated, See Note 2(q).